RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Convertible debentures and accrued interest	$ 429,589	$ 399,589